Income Taxes (Details) - Schedule of Roll-Forward of the Valuation Allowance - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Roll Forward of the Valuation Allowance [Abstract]
Beginning balance			$ 1
Deferred tax assets- provision for current year	870	1,946	52
Less, valuation allowance	(870)	(1,946)	(53)
Deferred tax assets, net